UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

NEW RESIDENTIAL FUNDING I LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

    X     Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

April 1, 2014 to June 30, 2014

Date of Report (Date of filing): November 17, 2014

Commission File Number of securitizer: 025-01710

Central Index Key Number of securitizer: 0001625362

Jonathan Grebinar 212-823-5597

Name and telephone number, including area code, of the persons to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [X]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

NEW RESIDENTIAL FUNDING I LLC
Date: November 17, 2014	/s/ Cameron MacDougall
	Name:	Cameron MacDougall
	Title:	Secretary